Fair Value Measurements - Additional Information (Details) - HZO, Inc. and Subsidiaries	6 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024
Fair Value Measurements
Gain or loss on this investment	$ 0
Equity Method Investments	$ 0	$ 0
Expected dividend yield
Fair Value Measurements
Warrant liability measurement input	0	0
Level 3 | Fair value measurements, recurring | Expected dividend yield
Fair Value Measurements
Warrant liability measurement input	0	0	0
Level 3 | Fair value measurements, recurring | Discount rate
Fair Value Measurements
Warrant liability measurement input	14